Allowance for Credit Losses - Impaired Loans by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
With no related allowance recorded:
Recorded Investment	$ 6,335	$ 8,000
Unpaid Principal Balance	6,970	8,690
Average Recorded Investment	6,422	8,285
Interest Income Recognized	310	374
With an allowance recorded:
Recorded Investment	2,735	22,785
Unpaid Principal Balance	2,869	23,037
Related Allowance	239	7,679
Average Recorded Investment	2,803	22,863
Interest Income Recognized	154	184
Commercial real estate
With no related allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With an allowance recorded:
Recorded Investment	331	20,110
Unpaid Principal Balance	331	20,236
Related Allowance	41	7,558
Average Recorded Investment	350	20,130
Interest Income Recognized	23	30
Owner-occupied commercial real estate
With no related allowance recorded:
Recorded Investment	1,184	2,327
Unpaid Principal Balance	1,394	2,460
Average Recorded Investment	1,291	2,437
Interest Income Recognized	97	129
With an allowance recorded:
Recorded Investment	1,397	516
Unpaid Principal Balance	1,397	516
Related Allowance	102	14
Average Recorded Investment	1,420	530
Interest Income Recognized	74	32
Acquisition, construction & development
With no related allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With an allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Commercial & industrial
With no related allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With an allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0
Interest Income Recognized	0	0
Single family residential (1-4 units)
With no related allowance recorded:
Recorded Investment	5,151	5,673
Unpaid Principal Balance	5,576	6,230
Average Recorded Investment	5,131	5,848
Interest Income Recognized	213	245
With an allowance recorded:
Recorded Investment	1,007	2,159
Unpaid Principal Balance	1,141	2,285
Related Allowance	96	107
Average Recorded Investment	1,033	2,203
Interest Income Recognized	57	122
Consumer non-real estate and other
With no related allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
With an allowance recorded:
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	$ 0	$ 0